INCOME TAX - Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Taxes [Abstract]
Net loss before income taxes	$ (147,998)	$ (81,607)
Expected recovery at statutory rate	39,219	21,626
Share-based compensation	(685)	(7,572)
Share issuance costs	2,806	88
Difference between Canadian and foreign tax rates	(16,438)	(6,720)
Effect of exchange on unbooked deferred tax assets	816	253
Non-deductible expenses	(124)	(75)
Change in unrecognized deferred tax assets	(25,594)	(7,600)
Income tax recovery	$ 0	$ 0